Income Tax (Tables)	10 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of company’s net deferred tax assets
December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$94,822
Total deferred tax asset	94,822
Valuation allowance	(94,822)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision
December 31, 2020
Federal
Current	$11,509
Deferred	(94,822)

State
Current	$—
Deferred	—
Change in valuation allowance	94,822
Income tax provision	$11,509

Schedule of reconciliation of federal income tax rate to the company’s effective tax rate
December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	(24.0)%
Income tax provision	(3.0)%